Other Assets and Liabilites - Schedule of Assets Held Under Operating Leases and Related Activities (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Other Assets and Liabilities
Assets held under operating leases(1)(2)	[1]	$ 2,160	$ 2,090
Accumulated depreciation		(583)	(550)
Net		1,577	1,540
Operating lease held-for-sale		$ 32	$ 516

[1]	Includes certain land parcels subject to operating leases that have indefinite lives.
(2)Excludes operating leases held-for-sale that totaled $32 million and $516 million at December 31, 2023 and 2022, respectively.